Stock-Based Compensation Plans - Stock-Based Awards (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Plans
Stock-Based Compensation Plans - Disclosures
Compensation cost	$ 14.4	$ 12.8	$ 25.3	$ 22.2	$ 25.2
Related income tax benefit	2.9	2.5	5.1	4.6	4.3
Capitalized as part of an asset	$ 0.7	$ 0.8	$ 1.1	$ 1.2	$ 1.4
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and 2021 Stock Incentive Plan
Stock-Based Compensation Plans - Disclosures
Number of shares that will be granted	0.0		0.0